26. SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Segmented Information
Note 26 - SEGMENTED INFORMATION

The Company’s revenues for the year ended December 31, 2017, of $33,358,641 (2016 - $30,105,336; 2015 - $14,924,798) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, the San Gonzalo Mine, and the historic Avino stockpiles.

For the years ended December 31, 2017, 2016, and 2015, the Company had revenue from the following product mixes:

	2017	2016	2015

Silver	$20,158,591	$20,979,097	$13,251,865
Gold	8,226,824	6,837,729	4,763,903
Copper	10,131,051	7,000,145	44,308
Penalties, treatment costs and refining charges	(5,157,825)	(4,711,635)	(3,135,278)
Total revenue from mining operations	$33,358,641	$30,105,336	$14,924,798

For each of the years ended December 31, 2017, 2016, and 2015, the Company had three customers that accounted for total revenues as follows:

	2017	2016	2015

Customer #1	$24,845,362	$19,245,936	$-
Customer #2	7,451,519	6,318,713	-
Customer #3	1,061,760	4,540,687	6,705,786
Customer #4	-	-	5,619,686
Customer #5	-	-	2,599,326
Total revenue from mining operations	$33,358,641	$30,105,336	$14,924,798

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	December 31, 2017	December 31, 2016	January 1, 2016
Exploration and evaluation assets - Mexico	$9,034,105	$7,978,841	$15,241,740
Exploration and evaluation assets - Canada	34,303,765	22,812,895	14,654,918
Total exploration and evaluation assets	$43,337,870	$30,791,736	$29,896,658

	December 31, 2017	December 31, 2016	January 1, 2016
Plant, equipment and mining properties - Mexico	$28,627,706	$24,240,545	$17,583,469
Plant, equipment and mining properties - Canada	3,323,899	3,498,202	1,009,763
Total plant, equipment and mining properties	$31,951,605	$27,738,747	$18,593,232